Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 7,047	$ 18,651
Trade receivables (Note 24)	133,176	129,285
Inventories (Note 7)	184,937	190,675
Other current assets (Note 8)	22,287	24,395
Current assets	347,447	363,006
Property, plant and equipment (Note 9)	415,311	377,076
Goodwill (Note 11)	107,677	107,714
Intangible assets (Note 12)	115,049	122,389
Deferred tax assets (Note 5)	29,738	25,069
Other assets (Note 10)	10,518	9,586
Total assets	1,025,740	1,004,840
Current liabilities
Accounts payable and accrued liabilities	145,051	154,838
Share-based compensation liabilities, current (Note 18)	4,948	5,066
Provisions, current (Note 16)	1,766	2,262
Borrowings and lease liabilities, current (Notes 14 and 15)	26,319	14,389
Current liabilities	178,084	176,555
Borrowings and lease liabilities, non-current (Notes 14 and 15)	482,491	485,596
Pension, post-retirement and other long-term employee benefits (Note 20)	17,018	14,898
Share-based compensation liabilities, non-current (Note 18)	4,247	4,125
Non-controlling interest put options (Note 24)	13,634	10,499
Deferred tax liabilities (Note 5)	46,669	42,321
Provisions, non-current (Note 16)	3,069	4,194
Other liabilities (Note 17)	8,300	5,224
Total liabilities	753,512	743,412
EQUITY
Capital stock (Note 18)	354,559	350,267
Contributed surplus (Note 18)	16,782	17,074
Deficit	(87,899)	(95,814)
Accumulated other comprehensive loss	(22,702)	(21,680)
Total equity attributable to Company shareholders	260,740	249,847
Non-controlling interests	11,488	11,581
Total equity	272,228	261,428
Total liabilities and equity	$ 1,025,740	$ 1,004,840